Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation
Principles of Consolidation
– The Consolidated financial statements include the accounts of LiveWire Group, Inc. and its subsidiaries, all of which are wholly-owned. All intercompany accounts and material intercompany transactions have been eliminated.

Use of Estimates
Use of Estimates –
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the amounts reported in the Consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents – The Company considers all highly liquid investments with a maturity of 90 days or less when purchased to be cash equivalents.
Concentrations of Credit Risk
Concentrations of Credit Risk
– Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company limits its credit risk with respect to cash by maintaining cash and cash equivalents with high quality financial institutions. At times, the Company’s cash and cash equivalents may exceed federally insured limits. Concentrations of credit risk with respect to receivables are limited due to our large number of customers and their dispersion across geographic areas. We perform periodic credit evaluations of our customers’ financial condition and generally do not require collateral. At December 31, 2022, and 2021, 36.2% and 23.3%, respectively, of our net accounts receivable balance was due from the KTM customer group, driven by sales through the STACYC segment. No other single customer or customer group represented 10% or greater of net accounts receivable.

Accounts Receivable, net
Accounts Receivable, net
– Accounts receivable primarily relate to sales of electric balance bikes to independent dealers and independent distributors and are presented in Accounts receivable, net on the Consolidated balance sheets. All sales of electric motorcycles and related products to independent dealers in the U.S. and Canada are financed by the purchasing independent dealers through Harley-Davidson Financial Services, Inc. (“HDFS”), a wholly owned subsidiary of
H-D;
therefore, accounts receivable related to these sales are recorded in Accounts receivable from related party on the Consolidated balance sheets. The allowance for doubtful accounts deducted from total accounts receivable was $211 thousand and $66 thousand as of December 31, 2022, and 2021, respectively. The Company’s evaluation of the allowance for doubtful accounts includes a review to identify non-performing
accounts which are evaluated individually. The remaining accounts receivable balances are evaluated in the aggregate based on an aging analysis. The allowance for doubtful accounts is based on factors including past loss experience, the value of collateral, and if applicable, reasonable and supportable economic forecasts. Accounts receivables are written down once management determines that the specific customer does not have the ability to repay the balance in full.

Inventories, net
Inventories, net
– Total inventories are valued at the lower of cost or net realizable value using the first-in,
first-out
(“FIFO”) method for electric motorcycles and related products and average costing method for electric balance bikes. The Company’s determination of net realizable value considers the impact of sales incentives and excess and obsolete inventory based upon an assessment of historical trends, current market conditions and forecasted product demand.

Property, Plant and Equipment, net
Property, Plant and Equipment, net
– Property, plant and equipment is recorded at cost, net of accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated useful lives of each class of property, plant and equipment generally consist of 7 years for leasehold improvements, 5 to 10 years for machinery and equipment, and 3 to 7 years for tooling and software.

Goodwill
Goodwill
– Goodwill represents the excess of acquisition cost over the fair value of the net assets purchased. Goodwill is tested for impairment, based on financial data related to the reporting unit to which it has been assigned, at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and an impairment loss is recognized for the amount by which the carrying amount exceeds the fair value, limited to the total goodwill allocated to the reporting unit. During 2022 and 2021, the Company tested its goodwill balances for impairment and no impairment charges were recorded to goodwill as a result of those impairment tests.

Intangible Assets
Intangible Assets
– Intangible assets are comprised of trademarks, patents, distributor relationships, and non-compete
agreements. Intangible assets are amortized over their useful lives in a manner that reflects the pattern in which the economic benefit of the intangible assets is consumed. Intangible assets are assessed for impairment when a triggering event occurs.

Cloud Computing Arrangements
Cloud Computing Arrangements
– The Company incurs costs to implement cloud computing arrangements that are hosted by a third party vendor. Implementation costs incurred during the application development stage are capitalized and amortized over the term of the hosting arrangement on a straight-line basis. The Company capitalized $4,930 thousand of costs during 2022 to implement cloud computing arrangements. Capitalized cloud computing arrangement costs are included within Other long-term assets on the Consolidated balance sheets. Amortization expense totaled $35 thousand for 2022 and is presented within Selling, administrative and engineering expense on the Consolidated statements of operations and comprehensive loss. There were no cloud computing arrangement costs capitalized and no amortization expense incurred in 2021 and 2020.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
– The Company periodically evaluates the carrying value of long-lived assets, which consist of property, plant and equipment, intangible assets, and cloud computing arrangements, to be held and used when events and circumstances indicate the carrying amount may not be recoverable. Such events and circumstances include significant decreases in the market price for similar assets, significant adverse changes to the extent and manner in which the asset is used, an adverse change in legal factors or business climate, an accumulation of costs that exceed the estimated cost to acquire or develop a similar asset, and continuing losses that exceed forecasted costs. When the carrying value of a long-lived asset is not recoverable based on the existence of one or more of the above indicators, recoverability is determined by comparing the carrying amount of the asset to net future undiscounted cash flows that the asset is expected to generate. An impairment charge would then be recognized equal to the amount by which the carrying amount exceeds the fair value of the asset. The Company also reviews the useful life of its long-lived assets when events and circumstances indicate that the actual useful life may be shorter than originally estimated. In the event the actual useful life is deemed to be shorter than the original useful life, depreciation is adjusted prospectively so that the remaining book value is depreciated over the revised useful life.

Research and Development Expenses
Research and Development Expenses
– Expenditures for research activities relating to product development are charged against income as incurred. Research and development expenses were $35,612 thousand, $35,308 thousand and $23,036 thousand for 2022, 2021 and 2020, respectively, and presented within Selling, administrative and engineering expense on the Consolidated statements of operations and comprehensive loss.

Advertising Costs
Advertising Costs
– The Company expenses the production cost of advertising the first time the advertising takes place within Selling, administrative and engineering expense on the Consolidated statements of operations and comprehensive loss. Advertising costs relate to the Company’s efforts to promote its products and brands through the use of media and other means. During 2022, 2021 and 2020, the Company incurred $7,940 thousand, $5,344 thousand and $2,602 thousand in advertising costs, respectively.

Shipping and Handling Costs	Shipping and Handling Costs – The Company classifies shipping and handling costs as a component of Cost of goods sold.
Income Taxes
Income Taxes
– LiveWire’s income taxes as presented are calculated on a separate tax return basis. LiveWire’s operations have historically been and continue to be included in
H-D’s
U.S. federal and state tax returns or
non-U.S.
jurisdictions tax returns. LiveWire accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) Topic 740, Income Taxes (“ASC740”). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and other loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. LiveWire reviews its deferred income tax asset valuation allowances on a quarterly basis or whenever events or changes in circumstances indicate that a review is required. In determining the requirement for a valuation allowance, the historical and projected financial results of the legal entity or combined group recording the net deferred income tax asset is considered, along with any positive or negative evidence including tax law changes. Since future financial results and tax law may differ from previous estimates, periodic adjustments to LiveWire’s valuation allowances may be necessary. LiveWire has generated operating losses in each of the years presented, however, any hypothetical net operating loss attributes generated (and related valuation allowances) utilized by
H-D
are not recorded on the balance sheet.

Warrant Liabilities
Warrant Liabilities
- The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued share purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 480,
Distinguishing Liabilities from Equity
(“ASC 480”) and ASC Topic 815,
Derivatives and Hedging
(“ASC 815”). The Company accounts for the Public Warrants and Private Placement Warrants, both further described in Note 10, Warrants Liabilities
,
in accordance with the guidance contained in ASC 815 under which the Public and Private Warrants (collectively, the “Warrants”) do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the Warrants as liabilities at their fair value and adjusts the Warrants to fair value at each reporting period. This liability is subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Consolidated statements of operations and comprehensive loss.

New Accounting Standards
New Accounting Standards
Recently Issued Accounting Pronouncements
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.